Employee defined benefits plans obligation - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in actuarial assumption	100.00%
Percentage of decrease in actuarial assumption	100.00%
Amount of decrease in defined benefit obligation due to increase in actuarial assumption	$ (943)	$ (1,156)	$ (1,011)
Amount of increase in defined benefit obligation due to decrease in actuarial assumption	$ 1,199	1,379	1,203
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in actuarial assumption	1.00%
Percentage of decrease in actuarial assumption	1.00%
Amount of decrease in defined benefit obligation due to increase in actuarial assumption	$ 70	179	197
Amount of increase in defined benefit obligation due to decrease in actuarial assumption	$ (62)	$ (198)	$ (183)